Note 17 - Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Notes
Note 17 - Commitments and contingencies

Note 17 – Commitments and contingencies

Contingencies

Legal

On August 7, 2025, Mohammed Alshubrumi, on behalf of himself and those similarly situated, brought a putative class action before the New York Supreme Court, against the Company, its Chairman and CEO, its former Chief Financial Officer, and the representative of the underwriters of the Company’s initial public offering, alleging that the financial statements disclosed in the Company’s registration statement and prospectus relating to the initial public offering were materially false in violations of Sections 11 and 15 of the Securities Act. The plaintiff sought statutory damages and injunctive relief under the Securities Act. The Company believes that the claims are without merit, denies any wrongdoing, and intends to vigorously defend itself in the action. As the case is currently at an early stage of legal proceedings, the Company does not expect this matter to have a material impact on its operations or consolidated financial statements.

From time to time we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. Save as disclosed above, we are not currently a party to any other legal proceedings that in the opinion of the management, if determined adversely to us, would have a material adverse effect on our business, financial condition, operating results or cash flows. Regardless of the outcome, litigation can have an adverse impact on us because of defense and settlement costs, diversion of management resources and other factors.